Contingent Assets & Liabilities and Commitments	6 Months Ended
Dec. 31, 2025
Contingent Assets & Liabilities and Commitments [Abstract]
Contingent assets & Liabilities and Commitments

Note 24. Contingent assets & Liabilities and Commitments

There were no contingent liabilities or assets as at 31 December 2025 and 31 December 2024 and no other material commitments as at 31 December 2025 and 31 December 2024.